Consortia (partnerships) in E&P activities	12 Months Ended
Dec. 31, 2025
Consortia Partnerships In Ep Activities
Consortia (partnerships) in E&P activities

27.	Consortia (partnerships) in E&P activities

In line with its strategic objectives, Petrobras operates in association with other companies in consortia in Brazil as holder of oil and natural gas exploration and production rights in concessions and production sharing regimes.

As of December 31, 2025, the Company holds interest in 110 consortia with 34 companies, among which Petrobras is the operator in 72 (95 consortia with 34 companies and operator in 64, as of December 31, 2024).

The partnerships established in Brazil in 2025 are related to the 5th Permanent Concession Offering Cycle, of which:

•	10 contracts in the Foz do Amazonas basin, all of them in partnership with Exxon, both holding a 50% interest, where Petrobras operates 5 of them; and
•	3 contracts in the Pelotas basin with Petrobras acting as operator holding a 70% interest, while Galp holds 30% (for more information see note 24.1).

Additionally, Petrobras will act as non-operator in two new partnerships: in São Tomé and Príncipe, through the acquisition of a 27.5% interest in Block 4, in partnership with Shell, Galp, and ANP-STP; and in South Africa, through the acquisition of a 10% interest in the DWOB block, in consortium with TotalEnergies, QatarEnergy, and Sezigyn Pty.

The partnerships established in Brazil in 2024, with Petrobras as the operator, were related to the 4th Permanent Concession Offering Cycle in the Pelotas Basin, of which:

•	26 contracts with Petrobras holding a 70% interest and Shell holding 30%; and
•	3 contracts with Petrobras holding a 50% interest, Shell 30% and CNOOC 20%.

Petrobras started acting as non-operator in three new partnerships in São Tomé and Príncipe. The Company acquired a 45% interest in Blocks 10 and 13 and a 25% interest in Block 11, in partnership with Shell, Galp, and ANP-STP.

Consortia bring benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the consortium:

Field	Location	Petrobras interest	Partners interest	Petrobras production portion in 2025 (mboed)	Regime
Tupi	Santos basin pre-salt	65%	Shell - 25% Petrogal - 10%	672	Concession
Búzios ECO	Santos basin pre-salt	85%	CNODC - 10% CNOOC - 5%	594	Production sharing
Mero	Santos basin pre-salt	40%	TotalEnergies - 20% Shell - 20% CNODC - 10% CNOOC – 10%	244	Production sharing
Roncador	Campos basin	75%	Equinor - 25%	76	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell - 30% Repsol Sinopec - 25%	67	Concession
Berbigão (1)	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	51	Concession
Atapu ECO	Santos basin pre-salt	52.5%	Shell - 25% TotalEnergies - 22.5%	32	Production sharing
Sépia ECO	Santos basin pre-salt	30%	TotalEnergies - 28% Petronas - 21% Qatar - 21%	26	Production sharing
Tartaruga Verde	Campos basin	50%	Petronas - 50%	19	Concession
Sépia Leste	Santos basin pre-salt	80%	Petrogal - 20%	18	Concession
Total				1,799
(1) Petrobras’ share of production considers the Berbigão and Sururu fields as unified as of February 2025, in accordance with ANP’s decision . However, this decision is being contested in an arbitration proceeding (note 20.3).

Accounting policy for joint operations

The E&P consortia are classified as joint operations, where the assets, liabilities, revenues and expenses relating to these consortia are accounted for in the financial statements individually, observing the applicable specific accounting policies and reflecting the portion of the contractual rights and obligations that the Company has.

27.1.	Production Individualization Agreements (AIPs)

Petrobras has AIPs signed in Brazil with partner companies in E&P consortia which provides for the equalization of expenses and production volumes, mainly related to the following fields: Agulhinha, Berbigão, Budião Noroeste, Budião Sudeste, the pre-salt layer of Jubarte, Sapinhoá, Sururu and Tupi.

The table below presents changes in the estimate of reimbursements payable relating to the execution of the AIPs submitted for the approval of the ANP:

	2025	2024
Opening balance	577	462
Additions (write-offs) of assets	(220)	230
Payments made	(285)	(1)
Other (income) and expenses	241	16
Translation adjustments	96	(130)
Closing balance	409	577

These changes reflect the best available estimate of the assumptions used in the calculation base and the sharing of assets in areas to be equalized.

Agreements closed in 2025

a) Jubarte pre-salt layer shared reservoir

In May 2025, the Company submitted for approval of ANP the AIP of the Jubarte pre-salt layer shared reservoir in the Campos basin, comprising Jubarte field, uncontracted areas of the Brazilian Federal Government and Argonauta field. In July 2025, ANP approved this AIP, effective as of August 1, 2025. Following this agreement, the interests of each area in the Jubarte shared reservoir are:

•	Jubarte field (Petrobras) - 97.25%;
•	uncontracted areas (Brazilian Federal Government represented by PPSA) - 1.89%; and
•	Argonauta field (Shell, ONGC and Brava) - 0.86%.

This agreement resulted in a US$ 325 write-off of assets and a US$ 753 expense recognized in other operating income (expenses). In October 2025, the Agreement on Expenditure and Volume Equalizaton (AEGV) was signed and Petrobras paid US$ 285 to PPSA.

The equalization related to Petrobras and the partners of Argonauta field is still ongoing.

b) Tupi shared reservoir

On November 12, 2025, ANP approved an amendment to the AIP of Tupi shared reservoir, in the Campos basin, effective as of December 1, 2025, comprising Tupi field, Sul de Tupi field and uncontracted areas.

Following this amendment, the interest of Petrobras in the Tupi shared reservoir increased from 67.216% to 67.457%. The interests of each area in the Tupi shared reservoir become:

•	Petrobras – 67.457%;
•	Shell – 22.65%;
•	Petrogal – 9.06%;
•	uncontracted areas (Brazilian Federal Government represented by PPSA) – 0.833%

This redetermination resulted in a US$ 130 addition to property, plant and equipment and a US$ 537 income recognized in other operating income (expenses). The equalization process between Petrobras, partners and PPSA is currently under negotiation.

Accounting policy for production individualization agreements

An individualization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit (shared reservoir) and determine their new share in the single producing unit.

Events that occurred prior to the individualization agreement may lead to the need for compensation between the partners. The compensation will be the difference between the expenses actually incurred by each party up to the reference date and those that should have been incurred by each party if the established participations in the shared reservoir by the AIP were already in effect during that period.

At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated. The provision will be offset by an increase or decrease in PP&E, revenues and/or expenses, according to the nature of the events to be reimbursed.